Jennison Small Company Fund, Inc.

This submission is being made solely to obtain class identifiers for the following classes that were registered with the filing of Form N-14AE on August 18, 2006:

1)                                      Class L

2)                                      Class M

3)                                      Class X

4)                                      Class New X

The Accession Number for the filing was 0001104659-06-056135.